UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Real Estate Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Real Estate Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 97.0%
Argentina: 2.0%
35,000	IRSA Inversiones y Representaciones (GDR) *	$ 491,750

Australia: 3.1%
61,324	Lend Lease Corp. Ltd. #	745,344

Bermuda: 2.3%
20,000	Nordic American Tanker Shipping Ltd. †	560,000

Canada: 10.6%
33,375	Brookfield Properties Corp. (USD)	644,471
70,800	Killam Properties, Inc.	540,769
36,800	Mainstreet Equity Corp. *	494,754
63,800	Timberwest Forest Corp., Stapled Units	789,388
10,000	Timberwest Forest Corp., Stapled Units R	123,720
		2,593,102

China/Hong Kong: 11.5%
30,000	Cheung Kong Holdings Ltd. #	431,906
200,000	Hang Lung Properties Ltd. #	718,151
25,000	Home Inns & Hotels Management, Inc. (ADR) * †	492,250
3,000,000	SRE Group Ltd. #	531,534
20,000	Sun Hung Kai Properties Ltd. #	315,845
360,000	Tian An China Investment #	318,971
120,000	Tian An China Investment
	(HKD 10, expiring 1/12/10)	7,864
		2,816,521

France: 1.3%
1,250	Unibail - Rodamco #	321,401

Germany: 1.7%
15,000	IVG Immobilien AG #	422,339

India: 0.7%
28,000	Hirco PLC (GBP) * #	178,070

Italy: 1.0%
200,000	Beni Stabili S.p.A. #	250,999

Japan: 12.4%
12,000	Goldcrest Co. Ltd. † #	273,575
59,000	Mitsubishi Estate Co. Ltd. #	1,446,020
30,000	Mitsui Fudosan Co. Ltd. #	603,504
40,000	Sumitomo Realty & Development
	Co. Ltd. #	712,624
		3,035,723

Mexico: 4.0%
17,000	Desarrolladora Homex S.A. de C.V. (ADR) *	986,850

Philippines: 2.4%
10,000,000	Megaworld Corp. #	591,091

Thailand: 0.8%
305,600	Ticon Industrial Connection PCL	186,359

Ukraine: 0.9%
8,000	XXI Century Investments Public Ltd. (GBP) * #	209,411

United Kingdom: 3.7%
32,160	British Land Co. PLC #	585,750
10,562	Land Securities Group PLC #	316,421
		902,171

United States: 38.6%
10,440	Apartment Investment &
	Management Co. (Class A) †	373,857
9,000	Boston Properties, Inc.	828,630
300,000	Denny’s Corp. * †	894,000
10,000	General Growth Properties, Inc. †	381,700
3,061	Host Hotels & Resorts, Inc. †	48,731
10,000	Liberty Property Trust †	311,100
84,400	Lodgian, Inc. * †	941,060
59,900	Mesabi Trust †	1,522,059
20,000	MVC Capital, Inc.	304,800
35,000	Post Properties, Inc. †	1,351,700
18,000	Prologis	1,059,480
5,500	Public Storage, Inc.	487,410
5,000	SL Green Realty Corp. †	407,350
10,000	Starwood Hotels & Resorts
	Worldwide, Inc.
	(Paired Certificate) †	517,500
		9,429,377
Total Common Stocks
(Cost: $17,969,871)		23,720,508

MONEY MARKET FUND: 3.1%
(Cost: $753,848)
	AIM Treasury Portfolio -
753,848	Institutional Class	753,848

Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $18,723,719)		24,474,356

SHORT TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 26.9%
(Cost: $6,581,823)
	State Street Navigator Securities
6,581,823	Lending Prime Portfolio	6,581,823

Total Investments: 127.0%
(Cost: $25,305,542)		31,056,179
Liabilities in excess of other assets: (27.0)%		(6,610,264)
NET ASSETS: 100.0%		$24,445,915

The aggregate cost of investments owned for Federal income tax purposes is $26,146,177, and unrealized appreciation (depreciation) on such investments is
Gross Unrealized Appreciation					$7,433,514
Gross Unrealized Depreciation					(2,523,512)
Net Unrealized Appreciation					$4,910,002

GBP - British Pound
GDR - Global Depositary Receipt
USD - United States Dollar
* -	Non-income producing
† -	Security fully or partially on loan. Total market value of securities loaned is $6,367,588
# -
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $8,972,956, which represented 36.7% of net assets.

R -
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the security is considered liquid, unless otherwise noted, and the market value amounted to $123,720 or 0.5% of net assets.

Restricted security held by the Fund is as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Timberwest Forest Corp.	1/24/02	10,000	$69,361	$120,720	0.5%

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Apartments				14.9%	$3,647,648
Diversified				36.0	8,803,691
Forest Products				3.7	913,108
Hotels and Motels				10.6	2,590,632
Industrial				5.1	1,245,839
Land				6.2	1,522,059
Office				8.9	2,191,551
Other				7.9	1,936,870
Regional Malls				1.6	381,700
Storage				2.0	487,410
Total Common Stocks				96.9	23,720,508
Money Market Fund				3.1	753,848
				100.0%	$24,474,356

  See Note to Schedule of Investments

 Worldwide Real Estate Fund
Note To Schedule of Investments
March 31, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$14,747,552	$16,308,627	None	$31,056,179

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund

Date: May 29, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: May 29, 2008